Revenue Recognition - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 16,722
Deferred revenue: SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	10,800
Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 2,635
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-07-01
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	6 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-07-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 3,017
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-07-01 | Deferred revenue: SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	2,114
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-07-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 465
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2027
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 4,914
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Deferred revenue: SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	2,810
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 2,170
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2028
Revenue, remaining performance obligation, expected timing of satisfaction, period	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 3,893
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01 | Deferred revenue: SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	2,034
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2029
Revenue, remaining performance obligation, expected timing of satisfaction, period	3 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 2,707
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01 | Deferred revenue: SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	1,725
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2030
Revenue, remaining performance obligation, expected timing of satisfaction, period	4 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 1,391
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01 | Deferred revenue: SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	1,537
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2031-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2031
Revenue, remaining performance obligation, expected timing of satisfaction, period	5 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2031-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 531
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2031-01-01 | Deferred revenue: SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	578
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2031-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2032-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	6 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2032-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 269
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2032-01-01 | Deferred revenue: SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	2
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2032-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 0